Loans and advances to clients (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Commercial, and industrial	R$ 233,946,173	R$ 223,321,961	R$ 247,674,251
Real estate	61,747,721	58,242,768	54,738,607
Installment loans to individuals	252,687,422	240,227,475	188,408,840
Lease financing	3,154,887	2,863,086	2,533,004
Loans and advances to customers, gross	R$ 551,536,203	R$ 524,655,290	R$ 493,354,702
Debt Sector By Maturity Percent [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial	42.42%	42.57%	50.20%
Real estate	11.19%	11.10%	11.10%
Installment loans to individuals	45.82%	45.79%	38.19%
Lease financing	0.57%	0.55%	0.51%
Loans and advances to customers, gross	100.00%	100.00%	100.00%
Less Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Commercial, and industrial	R$ 158,059,250	R$ 126,507,628	R$ 165,729,422
Real estate	4,994,192	4,297,742	3,985,684
Installment loans to individuals	122,734,480	137,581,042	99,050,959
Lease financing	1,578,948	1,397,799	1,284,868
Loans and advances to customers, gross	R$ 287,366,870	R$ 269,784,211	R$ 270,050,934
Less Than 1 Year [Member] | Debt Sector By Maturity Percent [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial	55.00%	46.89%	61.37%
Real estate	1.74%	1.59%	1.48%
Installment loans to individuals	42.71%	51.00%	36.68%
Lease financing	0.55%	0.52%	0.48%
Loans and advances to customers, gross	100.00%	100.00%	100.00%
Between 1 And 5 Years [Member]
IfrsStatementLineItems [Line Items]
Commercial, and industrial	R$ 70,766,467	R$ 83,448,296	R$ 73,723,212
Real estate	11,620,801	10,905,342	10,137,988
Installment loans to individuals	101,955,558	81,679,970	75,832,619
Lease financing	1,564,656	1,454,533	1,238,498
Loans and advances to customers, gross	R$ 185,907,482	R$ 177,488,141	R$ 160,932,317
Between 1 And 5 Years [Member] | Debt Sector By Maturity Percent [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial	38.07%	47.02%	45.81%
Real estate	6.25%	6.14%	6.30%
Installment loans to individuals	54.84%	46.02%	47.12%
Lease financing	0.84%	0.82%	0.77%
Loans and advances to customers, gross	100.00%	100.00%	100.00%
More Than 5 Years [Member]
IfrsStatementLineItems [Line Items]
Commercial, and industrial	R$ 5,120,456	R$ 13,366,037	R$ 8,221,617
Real estate	45,132,728	43,039,684	40,614,935
Installment loans to individuals	27,997,383	20,966,463	13,525,262
Lease financing	11,283	10,754	9,638
Loans and advances to customers, gross	R$ 78,261,850	R$ 77,382,938	R$ 62,371,452
More Than 5 Years [Member] | Debt Sector By Maturity Percent [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial	6.54%	17.27%	13.18%
Real estate	57.68%	55.62%	65.12%
Installment loans to individuals	35.77%	27.09%	21.69%
Lease financing	0.01%	0.01%	0.02%
Loans and advances to customers, gross	100.00%	100.00%	100.00%